Stock-based compensation - Summary of stock option activity (Details) - USD ($)		12 Months Ended
	Jun. 14, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Shares
Shares outstanding, beginning balance (shares)		2,580,491
Shares granted (shares)	654,544	1,517,544	1,059,500	763,320
Shares exercised (shares)		(97,310)	(1,576)	(8,516)
Shares forfeited (shares)		(859,543)
Shares expired (shares)		(820,201)
Shares outstanding, ending balance (shares)		2,320,981	2,580,491
Shares exercisable (shares)		1,149,927
Shares vested or expected to vest (shares)		2,320,981
Weighted-Average Exercise Price
Shares outstanding, beginning balance, weighted average exercise price (in usd per share)		$ 6.65
Shares granted, weighted average exercise price (in usd per share)		2.74
Shares exercised, weighted average exercise price (in usd per share)		1.21	$ 1.67	$ 2.59
Shares forfeited, weighted average exercise price (in usd per share)		5.76
Shares expired, weighted average exercise price (in usd per share)		8.19
Shares outstanding, ending balance, weighted average exercise price (in usd per share)		4.10	$ 6.65
Shares exercisable, weighted average exercise price (in usd per share)		5.53
Shares vested or expected to vest, weighted average exercise price (in usd per share)		$ 4.10
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Outstanding, weighted average remaining contractual term		7 years 7 months 10 days	7 years 6 months 18 days
Exercisable, weighted average remaining contractual term		6 years 26 days
Vested or expected to vest, weighted average remaining contractual term		7 years 6 months 11 days
Outstanding, aggregate intrinsic value		$ 0	$ 803,600
Exercisable, aggregate intrinsic value		0
Vested or expected to vest, aggregate intrinsic value		$ 0